Intangible assets (Tables)	9 Months Ended
Sep. 30, 2021
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
The table below provides a rollforward of the Company’s intangible assets as of September 30, 2021 and 2020.

(in KUSD)	Indefinite lived		Definite lived
Cost	Licenses	Internal development costs	Licenses	Software	Total
January 1, 2021	11,144	—	—	168	11,312
Additions	1,700	926	600	14	3,240
Transfers	(452)	—	452	(6)	(6)
September 30, 2021	12,392	926	1,052	176	14,546

Accumulated Amortization
January 1, 2021	(1,069)	—	—	(64)	(1,133)
Amortization charge	—	—	(31)	(65)	(96)
September 30, 2021	(1,069)	—	(31)	(130)	(1,230)

Net book amount as of September 30, 2021	11,323	926	1,021	46	13,316

Cost
January 1, 2020	9,221	—	—	147	9,368
Additions	1,375	—	—	33	1,408
Exchange differences	—	—	—	(1)	(1)
September 30, 2020	10,596	—	—	179	10,775

Accumulated Amortization
January 1, 2020	(853)	—	—	(81)	(934)
Amortization charge	—	—	—	(27)	(27)
Exchange differences	—	—	—	—	—
September 30, 2020	(853)	—	—	(108)	(961)

Net book amount as of September 30, 2020	9,743	—	—	71	9,814